Subsequent Event (Narrative) (Details)								12 Months Ended
	Apr. 21, 2016 shares	Apr. 15, 2016 USD ($) $ / shares shares	Apr. 12, 2016 USD ($) a	Feb. 22, 2016 USD ($) occasion shares	Feb. 01, 2016 USD ($) a	Jan. 13, 2016	Jan. 29, 2014 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Aggregate consideration								$ 171,902,000
Remaining proceeds to be distributed to the company								171,902,000	$ 441,739,000	$ 0
Number of shares issued through public offering | shares							50,000,000
Common stock issuance								$ 0	$ 0	$ 195,977,000
Subsequent Event
Subsequent Event [Line Items]
Number of shares issued through public offering | shares		29,858,891
Subsequent Event | Public Offering
Subsequent Event [Line Items]
Number of shares issued through public offering | shares		20,000,000
Public offering price per share | $ / shares		$ 16.35
Underwriting discounts and commissions		$ 15,000,000
Common stock issuance		$ 311,700,000
Subsequent Event | Alpha Acquisition | Greene County, Pennsylvania | Alpha Natural Resources Inc
Subsequent Event [Line Items]
Purchase price			$ 200,000,000
Subsequent Event | Alpha Acquisition | Marcellus Acres | Alpha Natural Resources Inc
Subsequent Event [Line Items]
Net acres | a			27,400
Gross acres | a			3,200
Subsequent Event | Alpha Acquisition | Utica Acres | Alpha Natural Resources Inc
Subsequent Event [Line Items]
Net acres | a			23,500
Subsequent Event | Strike Force Midstream LLC | Strike Force Midstream LLC | Strike Force Holdings, LLC
Subsequent Event [Line Items]
Purchase price					$ 41,000,000
Membership interest percentage					75.00%
Subsequent Event | Strike Force Midstream LLC | Strike Force Midstream LLC | Strike Force Holdings, LLC | Belmont and Monroe Counties, Ohio | Natural Gas
Subsequent Event [Line Items]
Number of acres for natural gas midstream business | a					319,000
Subsequent Event | Gulfport Midstream | Strike Force Midstream LLC
Subsequent Event [Line Items]
Membership interest percentage					25.00%
Subsequent Event | Midstream Holdings | Private Placement
Subsequent Event [Line Items]
Period after closing date				18 months
Subsequent Event | Midstream Holdings | Midstream Holdings | Private Placement
Subsequent Event [Line Items]
Number of occasions | occasion				3
Commitment fee percentage				2.00%
Reduction in outstanding borrowings under credit facility				$ 75,000,000
Remaining proceeds to be distributed to the company				300,000,000
Subsequent Event | Midstream Holdings | Midstream Holdings | Private Placement | Minimum
Subsequent Event [Line Items]
Amount required to purchase pursuant to securities purchase agreement				25,000,000
Subsequent Event | Midstream Holdings | Midstream Holdings | Private Placement | Maximum
Subsequent Event [Line Items]
Amount required to purchase pursuant to securities purchase agreement				$ 125,000,000
Subsequent Event | Midstream Holdings | Midstream Holdings | Private Placement | Series B Units
Subsequent Event [Line Items]
Number of Series B Units | shares				375,000
Aggregate liquidation preference				$ 375,000,000
Subsequent Event | GP Holdings | GP Holdings | Common Units
Subsequent Event [Line Items]
Aggregate consideration				$ 375,000,000
Subsequent Event | GP Holdings | GP Holdings | Private Placement | Common Units
Subsequent Event [Line Items]
Limited partner interest percentage				8.25%
Subsequent Event | NGP Holdings | Selling Stockholder | Public Offering
Subsequent Event [Line Items]
Number of shares issued through public offering | shares	4,478,834	9,858,891
Subsequent Event | Revolving Credit Facility | Senior Secured Revolving Credit Facility | Wells Fargo
Subsequent Event [Line Items]
Period after any commodity swap agreement or secured firm transportation reimbursement agreement						18 months